RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Jul. 01, 2020	Feb. 14, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Feb. 14, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party				$ 150,000	$ 0	$ 150,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred and paid						60,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 250,000				$ 250,000
Repayment of promissory note - related party	$ 140,000		$ 150,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants					$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)					$ 1.00	$ 1.00